TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Banks -- 2.3%
-----------------------------------------------------------------------
Boston Private Financial Holdings, Inc.        50,000      $    920,500
Corus Bankshares, Inc.                         40,400         1,798,204
CVB Financial Corp.                            90,000         2,054,700
-----------------------------------------------------------------------
                                                           $  4,773,404
-----------------------------------------------------------------------
Broadcasting and Radio -- 5.0%
-----------------------------------------------------------------------
Cox Radio, Inc. Class A(1)                     92,000      $  2,184,080
Cumulus Media, Inc.(1)                        170,000         2,913,800
Entercom Communications Corp.(1)               55,000         2,707,100
Lin TV Corp., Class A(1)                      135,000         2,785,050
-----------------------------------------------------------------------
                                                           $ 10,590,030
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 8.7%
-----------------------------------------------------------------------
BearingPoint, Inc.(1)                         140,000      $  1,092,000
Fair, Isaac and Co., Inc.                      90,700         3,489,229
FileNET Corp.(1)                              140,000         1,519,000
Getty Images, Inc.(1)                          28,000           802,480
Hewitt Associates, Inc., Class A(1)           110,000         3,239,500
Iron Mountain, Inc.(1)                        105,000         2,962,050
Kroll, Inc.(1)                                 45,000           876,600
Pegasus Solutions, Inc.(1)                     46,000           501,400
Resources Connection, Inc.(1)                  15,000           256,800
The Corporate Executive Board Co.(1)          106,000         3,518,140
-----------------------------------------------------------------------
                                                           $ 18,257,199
-----------------------------------------------------------------------
Computer Services -- 4.8%
-----------------------------------------------------------------------
Acxiom Corp.(1)                               190,000      $  2,394,000
BISYS Group, Inc. (The)(1)                     90,000         1,611,000
CACI International, Inc.(1)                    65,000         2,659,150
PEC Solutions, Inc.(1)                         97,500         3,378,375
-----------------------------------------------------------------------
                                                           $ 10,042,525
-----------------------------------------------------------------------
Computer Software -- 4.7%
-----------------------------------------------------------------------
Activision, Inc.(1)                            90,000      $  1,845,000
J.D. Edwards & Co.(1)                         182,300         2,162,078
Mercury Interactive Corp.(1)                   50,000         1,318,500
Precise Software Solutions, Ltd.(1)(2)        130,000         1,508,000
Rational Software Corp.(1)                     80,000           529,600
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Computer Software (continued)
-----------------------------------------------------------------------
SERENA Software, Inc.(1)                      150,000      $  2,394,000
-----------------------------------------------------------------------
                                                           $  9,757,178
-----------------------------------------------------------------------
Computers - Integrated Systems -- 0.4%
-----------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)        80,000      $    549,600
McDATA Corp., Class A(1)                       60,000           394,800
-----------------------------------------------------------------------
                                                           $    944,400
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.3%
-----------------------------------------------------------------------
Benchmark Electronics, Inc.(1)                 26,000      $    578,760
-----------------------------------------------------------------------
                                                           $    578,760
-----------------------------------------------------------------------
Electronics - Instruments and Controls -- 2.3%
-----------------------------------------------------------------------
FLIR Systems, Inc.(1)                          27,000      $  1,277,910
Garmin, Ltd.(1)(2)                            100,000         2,092,000
InVision Technologies, Inc.(1)                 40,000         1,416,400
-----------------------------------------------------------------------
                                                           $  4,786,310
-----------------------------------------------------------------------
Electronics - Semiconductor Equipment -- 1.5%
-----------------------------------------------------------------------
Brooks-PRI Automation, Inc.(1)                 40,000      $    611,600
Cymer, Inc.(1)                                 25,000           628,000
Rudolph Technologies, Inc.(1)                  25,000           427,000
Varian Semiconductor Equipment
Associates, Inc.(1)                            65,000         1,548,300
-----------------------------------------------------------------------
                                                           $  3,214,900
-----------------------------------------------------------------------
Electronics - Semiconductors -- 1.7%
-----------------------------------------------------------------------
Cree, Inc.(1)                                 118,000      $  2,035,500
Exar Corp.(1)                                  50,000           630,000
Integrated Circuit Systems, Inc.(1)            10,000           204,400
Marvell Technology Group, Ltd.(1)(2)           31,200           505,752
Silicon Laboratories, Inc.(1)                   8,000      $    170,320
-----------------------------------------------------------------------
                                                           $  3,545,972
-----------------------------------------------------------------------
Finance - Investment Management -- 1.1%
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A       130,000      $  2,275,000
-----------------------------------------------------------------------
                                                           $  2,275,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial Services -- 0.7%
-----------------------------------------------------------------------
Federal Agricultural Mortgage Corp.,
Class C(1)                                     45,500      $  1,422,785
-----------------------------------------------------------------------
                                                           $  1,422,785
-----------------------------------------------------------------------
Food - Wholesale / Distribution -- 1.1%
-----------------------------------------------------------------------
Performance Food Group Co.(1)                  62,100      $  2,309,499
-----------------------------------------------------------------------
                                                           $  2,309,499
-----------------------------------------------------------------------
Foods -- 1.8%
-----------------------------------------------------------------------
American Italian Pasta Co., Class A(1)         31,000      $  1,067,950
Flowers Foods, Inc.(1)                        123,000         2,733,060
-----------------------------------------------------------------------
                                                           $  3,801,010
-----------------------------------------------------------------------
Gaming -- 0.2%
-----------------------------------------------------------------------
Station Casinos, Inc.(1)                       28,000      $    503,720
-----------------------------------------------------------------------
                                                           $    503,720
-----------------------------------------------------------------------
Health Services -- 3.6%
-----------------------------------------------------------------------
Accredo Health, Inc.(1)                        51,000      $  2,360,280
American Healthways, Inc.(1)                   30,000           589,500
DIANON Systems, Inc.(1)                        30,000         1,200,000
Omnicare, Inc.                                 45,000           977,850
Renal Care Group, Inc.(1)                      75,000         2,373,750
-----------------------------------------------------------------------
                                                           $  7,501,380
-----------------------------------------------------------------------
Insurance -- 0.4%
-----------------------------------------------------------------------
Montpelier Re Holdings, Ltd.(1)(2)             37,000      $    939,800
-----------------------------------------------------------------------
                                                           $    939,800
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 3.0%
-----------------------------------------------------------------------
Check Point Software Technologies,
Ltd.(1)(2)                                    116,500      $  1,606,535
Network Associates, Inc.(1)                   160,100         2,543,989
Overture Services, Inc.(1)                     67,000      $  1,844,510
Websense, Inc.(1)                              12,000           242,280
-----------------------------------------------------------------------
                                                           $  6,237,314
-----------------------------------------------------------------------
Internet - Software -- 2.1%
-----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)             230,300      $  1,370,285
Manhattan Associates, Inc.(1)                  73,100         1,643,288
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Internet - Software (continued)
-----------------------------------------------------------------------
TIBCO Software, Inc.(1)                       280,000      $  1,400,000
-----------------------------------------------------------------------
                                                           $  4,413,573
-----------------------------------------------------------------------
Manufacturing -- 1.7%
-----------------------------------------------------------------------
Roper Industries, Inc.                         90,000      $  3,474,000
-----------------------------------------------------------------------
                                                           $  3,474,000
-----------------------------------------------------------------------
Media - Newspapers -- 2.1%
-----------------------------------------------------------------------
The McClatchy Co.                              70,000      $  4,349,100
-----------------------------------------------------------------------
                                                           $  4,349,100
-----------------------------------------------------------------------
Medical - Biomed / Genetics -- 3.7%
-----------------------------------------------------------------------
Affymetrix, Inc.(1)                           114,900      $  2,998,890
Charles River Laboratories
International, Inc.(1)                         90,000         3,307,500
Tanox, Inc.(1)                                 60,000           579,000
XOMA Ltd.(1)                                  160,000           923,200
-----------------------------------------------------------------------
                                                           $  7,808,590
-----------------------------------------------------------------------
Medical - Drug / Diversified -- 1.8%
-----------------------------------------------------------------------
Adolor Corp.(1)                                45,000      $    617,895
Andrx Corp.(1)                                 20,000           309,000
Neurocrine Biosciences, Inc.(1)                14,000           628,600
Taro Pharmaceutical Industries,
Ltd.(1)(2)                                     62,900         2,185,775
-----------------------------------------------------------------------
                                                           $  3,741,270
-----------------------------------------------------------------------
Medical - Hospitals -- 2.1%
-----------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                   82,000      $  2,570,700
Province Healthcare Co.(1)                     74,400           970,920
United Surgical Partners International,
Inc.(1)                                        45,000           893,700
-----------------------------------------------------------------------
                                                           $  4,435,320
-----------------------------------------------------------------------
Medical Products -- 2.2%
-----------------------------------------------------------------------
Biosite, Inc.(1)                                9,000      $    259,920
Diagnostic Products Corp.(1)                   22,700           936,375
Given Imaging, Ltd.(1)                         90,000           900,000
Thoratec Laboratories Corp.(1)                179,944         1,601,502
Zoll Medical Corp.(1)                          25,000           811,250
-----------------------------------------------------------------------
                                                           $  4,509,047
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Industrial -- 0.1%
-----------------------------------------------------------------------
AMT International Mining Corp.(1)(2)          817,200      $     13,098
Formation Capital Corp.(1)(2)(3)(4)           400,000            72,840
QGX Ltd.(1)(4)                                300,000           178,869
-----------------------------------------------------------------------
                                                           $    264,807
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.8%
-----------------------------------------------------------------------
Hydril Co.(1)                                  70,000      $  1,893,500
Newfield Exploration Co.(1)                    59,400         2,078,406
Noble Energy, Inc.                             88,500         3,220,515
Quicksilver Resources, Inc.(1)                 80,000         1,760,000
XTO Energy, Inc.                              129,600         3,116,880
-----------------------------------------------------------------------
                                                           $ 12,069,301
-----------------------------------------------------------------------
Oil and Gas - Field Services -- 2.8%
-----------------------------------------------------------------------
Hanover Compressor Co.(1)                     209,000      $  2,192,410
Varco International, Inc.(1)                  222,225         3,653,379
-----------------------------------------------------------------------
                                                           $  5,845,789
-----------------------------------------------------------------------
Publishing -- 1.2%
-----------------------------------------------------------------------
Scholastic Corp.(1)                            55,000      $  2,428,250
-----------------------------------------------------------------------
                                                           $  2,428,250
-----------------------------------------------------------------------
Retail -- 0.2%
-----------------------------------------------------------------------
Tractor Supply Co.(1)                          10,000      $    379,900
-----------------------------------------------------------------------
                                                           $    379,900
-----------------------------------------------------------------------
Retail - Apparel / Shoe -- 1.0%
-----------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                      94,000      $  2,202,420
-----------------------------------------------------------------------
                                                           $  2,202,420
-----------------------------------------------------------------------
Retail - Auto Parts -- 2.6%
-----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                    45,500      $  2,436,525
O'Reilly Automotive, Inc.(1)                  110,000         2,999,700
-----------------------------------------------------------------------
                                                           $  5,436,225
-----------------------------------------------------------------------
Retail - Electronics -- 0.3%
-----------------------------------------------------------------------
Guitar Center, Inc.(1)                         37,000      $    691,900
-----------------------------------------------------------------------
                                                           $    691,900
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail - Restaurants -- 5.9%
-----------------------------------------------------------------------
Applebee's International, Inc.                127,900      $  3,042,741
Cheesecake Factory, Inc. (The)(1)              76,600         2,596,740
Krispy Kreme Doughnuts, Inc.(1)                45,900         1,574,370
P.F. Chang's China Bistro, Inc.(1)             41,700         1,438,650
Panera Bread Co., Class A(1)                    6,000           195,000
Sonic Corp.(1)                                151,750         3,531,222
-----------------------------------------------------------------------
                                                           $ 12,378,723
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.9%
-----------------------------------------------------------------------
99 Cents Only Stores(1)                       123,333      $  3,336,158
Hot Topic, Inc.(1)                             70,800         1,380,600
Pacific Sunwear of California, Inc.(1)         49,100         1,147,467
Too, Inc.(1)                                   90,000         2,277,000
-----------------------------------------------------------------------
                                                           $  8,141,225
-----------------------------------------------------------------------
Retail - Super / Mini Markets -- 1.3%
-----------------------------------------------------------------------
Whole Foods Market, Inc.(1)                    60,000      $  2,799,240
-----------------------------------------------------------------------
                                                           $  2,799,240
-----------------------------------------------------------------------
Retail - Wholesale Office Supplies -- 1.5%
-----------------------------------------------------------------------
United Stationers(1)                          105,000      $  3,121,650
-----------------------------------------------------------------------
                                                           $  3,121,650
-----------------------------------------------------------------------
Schools -- 2.2%
-----------------------------------------------------------------------
Career Education Corp.(1)                      74,500      $  2,988,195
Corinthian Colleges, Inc.(1)                   40,200         1,523,580
-----------------------------------------------------------------------
                                                           $  4,511,775
-----------------------------------------------------------------------
Staffing -- 0.4%
-----------------------------------------------------------------------
Heidrick and Struggles International,
Inc.(1)                                        65,100      $    809,844
-----------------------------------------------------------------------
                                                           $    809,844
-----------------------------------------------------------------------
Technology - Information Services -- 2.8%
-----------------------------------------------------------------------
Cerner Corp.(1)                                52,000      $  1,851,720
Documentum, Inc.(1)                           100,000         1,461,000
Identix, Inc.(1)                              194,796         1,170,724
Macrovision Corp.(1)                          100,000         1,290,000
-----------------------------------------------------------------------
                                                           $  5,773,444
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Telecommunications - Equipment -- 0.6%
-----------------------------------------------------------------------
Newport Corp.(1)                              111,000      $  1,216,671
-----------------------------------------------------------------------
                                                           $  1,216,671
-----------------------------------------------------------------------
Transportation - Truck -- 2.0%
-----------------------------------------------------------------------
Knight Transportation, Inc.(1)                 80,800      $  1,594,992
Swift Transportation Co., Inc.(1)             155,000         2,493,950
-----------------------------------------------------------------------
                                                           $  4,088,942
-----------------------------------------------------------------------
Waste Disposal -- 1.1%
-----------------------------------------------------------------------
Stericycle, Inc.(1)                            70,000      $  2,331,000
-----------------------------------------------------------------------
                                                           $  2,331,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $182,057,503)                          $198,703,192
-----------------------------------------------------------------------

PRIVATE PLACEMENTS AND SPECIAL WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.1%
-----------------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)(4)             80,000      $     56,000
Western Exploration and Development,
Ltd.(1)(3)(4)                                 600,000           180,000
-----------------------------------------------------------------------
                                                           $    236,000
-----------------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $560,000)                              $    236,000
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 9.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American Express Credit Corp.,
1.72%, 11/7/02                               $  3,459      $  3,458,008
Barton Capital Corp., 1.78%, 11/15/02           4,000         3,997,231
CXC, Inc., 1.86%, 11/1/02                       3,459         3,459,000
General Electric Capital Corp.,
1.90%, 11/1/02                                  8,000         8,000,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $18,914,239)                        $ 18,914,239
-----------------------------------------------------------------------
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Total Investments -- 104.2%
   (identified cost $201,531,742)                          $217,853,431
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (4.2)%                   $ (8,779,103)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $209,074,328
-----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.
 (3)  Restricted security.
 (4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $201,531,742)                          $217,853,431
Cash                                             2,739
Receivable for investments sold              5,337,300
Dividends receivable                            28,025
Prepaid expenses                                   858
------------------------------------------------------
TOTAL ASSETS                              $223,222,353
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $ 14,093,659
Payable to affiliate for Trustees' fees          1,346
Accrued expenses                                53,020
------------------------------------------------------
TOTAL LIABILITIES                         $ 14,148,025
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $209,074,328
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $192,752,639
Net unrealized appreciation (computed on
   the basis of identified cost)            16,321,689
------------------------------------------------------
TOTAL                                     $209,074,328
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $7,050)  $    393,857
Interest                                       287,063
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    680,920
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,778,849
Trustees' fees and expenses                     17,182
Custodian fee                                  215,034
Legal and accounting services                   44,412
Miscellaneous                                    8,986
------------------------------------------------------
TOTAL EXPENSES                            $  2,064,463
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,383,543)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(70,961,031)
   Foreign currency transactions                (1,444)
------------------------------------------------------
NET REALIZED LOSS                         $(70,962,475)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  7,866,744
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  7,866,744
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(63,095,731)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(64,479,274)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2002  OCTOBER 31, 2001(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $     (1,383,543) $        (1,156,826)
   Net realized loss                           (70,962,475)         (53,716,162)
   Net change in unrealized
      appreciation (depreciation)                7,866,744          (20,927,245)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (64,479,274) $       (75,800,233)
-------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Tax-Managed Small-Cap Growth
      Fund 1.1                            $             --  $       382,775,917
   Contributions                                60,630,989           72,591,611
   Withdrawals                                 (94,915,340)         (71,829,352)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (34,284,351) $       383,538,176
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (98,763,625) $       307,737,943
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of year                      $    307,837,953  $           100,010
-------------------------------------------------------------------------------
AT END OF YEAR                            $    209,074,328  $       307,837,953
-------------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  YEAR ENDED          PERIOD ENDED
                                  OCTOBER 31, 2002    OCTOBER 31, 2001(1)
-------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                               0.73%                0.70%(2)
   Expenses after custodian
      fee reduction                       0.73%                0.68%(2)
   Net investment loss                   (0.49)%              (0.48)%(2)
Portfolio Turnover                         131%                  38%
-------------------------------------------------------------------------
TOTAL RETURN(3)                         (22.16)%                 --
-------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                           $209,074             $307,838
-------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Small-Cap Growth Portfolio (formerly Tax-Managed Emerging Growth Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2002, the advisory fee amounted to $1,778,849. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $352,007,080 and $393,272,138, respectively, for the year ended October 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $207,124,466
    ------------------------------------------------------
    Gross unrealized appreciation             $ 24,399,171
    Gross unrealized depreciation              (13,670,206)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 10,728,965
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2002.

7 Restricted Securities
-------------------------------------------
   At October 31, 2002, the Portfolio owned the following securities (representing 0.15% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION    SHARES      COST    FAIR VALUE
    ---------------------------------------------------------------------------------------
    COMMON STOCKS
    ---------------------------------------------------------------------------------------
    Formation Capital Corp.                     12/21/98      400,000  $ 88,260   $ 72,840
    ---------------------------------------------------------------------------------------
                                                                       $ 88,260   $ 72,840
    ---------------------------------------------------------------------------------------
    PRIVATE PLACEMENTS AND SPECIAL WARRANTS
    ---------------------------------------------------------------------------------------
    Nevada Pacific Mining Co.                   12/21/98       80,000  $ 80,000   $ 56,000
    Western Exploration and
     Development, Ltd.                          12/21/98      600,000   480,000    180,000
    ---------------------------------------------------------------------------------------
                                                                       $560,000   $236,000
    ---------------------------------------------------------------------------------------

8 Transfer of Assets
-------------------------------------------
   Investment operations began on March 1, 2001 with a contribution of investment assets, and related accounts, of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 (formerly Eaton Vance Tax-Managed Emerging Growth Fund 1.1) of $382,775,917, in exchange for an interest in the Portfolio, including net unrealized appreciation of $29,382,190. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

9 Name Change
-------------------------------------------
   Effective March 1, 2002, the Tax-Managed Emerging Growth Portfolio changed its name to Tax-Managed Small-Cap Growth Portfolio.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Small-Cap Growth Portfolio (the Portfolio) (formerly Tax-Managed Emerging Growth Portfolio) as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets, and the supplementary data for the year ended October 31, 2002 and the period from the start of business, March 1, 2001 to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed Small-Cap Growth Portfolio at October 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Small-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                        POSITION(S)                                                   NUMBER OF PORTFOLIOS
                          WITH THE                                                      IN FUND COMPLEX
      NAME AND           TRUST AND       TERM OF OFFICE AND  PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO     LENGTH OF SERVICE   DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.
 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                          of the Portfolio   of BMR, EVM and their
                                             since 1998      corporate parent and
                                                             trustee, Eaton Vance
                                                             Corp. (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively; Director
                                                             of EV; Vice President
                                                             and Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 investment
                                                             companies in the Eaton
                                                             Vance Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR, EVM
                                                             and EVC, which are
                                                             affiliates of the Trust
                                                             and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)                                                   NUMBER OF PORTFOLIOS
                          WITH THE                                                      IN FUND COMPLEX
      NAME AND           TRUST AND       TERM OF OFFICE AND  PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO     LENGTH OF SERVICE   DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1998      and communications                                  portfolios
                                                             company).
 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                                 and Director of
                                             since 1998      Harvard University                                 Telect, Inc.
                                                             Graduate School of                              (telecommunication
                                                             Business                                         services company)
                                                             Administration.
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1984;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1998      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director,
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.
 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1984;   Consultant.
                                          of the Portfolio
                                             since 1998

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)
                          WITH THE
      NAME AND           TRUST AND       TERM OF OFFICE AND
   DATE OF BIRTH       THE PORTFOLIO     LENGTH OF SERVICE   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 ----------------------------------------------------------------------------------------------------------
 William H. Ahern,     Vice President        Since 1995      Vice President of EVM and BMR. Officer of 34
 Jr. 7/28/59            of the Trust                         investment companies managed by EVM or BMR.

 Thomas E. Faust        President of        Since 2002       Executive Vice President and Chief Investment
 Jr. 5/31/58             the Trust                           Officer of EVM and BMR and Director of EVC.
                                                             Officer of 50 investment companies managed by
                                                             EVM or BMR.

 Thomas J. Fetter      Vice President        Since 1997      Vice President of EVM and BMR. Officer of 126
 8/20/43               of the Trust                          investment companies managed by EVM or BMR.

 Michael R. Mach       Vice President        Since 1999      Vice President of EVM and BMR since December
 7/15/47               of the Trust                          1999. Previously, Managing Director and Senior
                                                             Analyst for Robertson Stephens (1998-1999);
                                                             Managing Director and Senior Analyst for Piper
                                                             Jaffray (1996-1998). Officer of 23 investment
                                                             companies managed by EVM or BMR.

 Robert B.             Vice President        Since 1998      Vice President of EVM and BMR. Officer of 125
 MacIntosh 1/22/57     of the Trust                          investment companies managed by EVM or BMR.

 Duncan W.           Vice President of   Vice President of   Senior Vice President and Chief Equity
 Richardson              the Trust;       the Trust Since    Investment Officer of EVM and BMR. Officer of
 10/26/57               President of     2001; President of  40 investment companies managed by EVM or BMR.
                       the Portfolio       the Portfolio
                                             since 2002

 Walter A. Row, III    Vice President        Since 2001      Director of Equity Research and a Vice
 7/20/57               of the Trust                          President of EVM and BMR. Officer of 21
                                                             investment companies managed by EVM or BMR.

 Susan M. Schiff     Vice President of       Since 2002      Vice President of EVM and BMR. Officer of 24
 3/13/61                 the Trust                           investment companies managed by EVM or BMR.

 Edward E. Smiley,     Vice President    Vice President of   Vice President of EVM and BMR. Officer of 36
 Jr. 10/5/44                              the Trust since    investment companies managed by EVM or BMR.
                                            1999; of the
                                          Portfolio since
                                                1998

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and Chief Legal
 10/10/40                                Trust since 1997;   Officer of BMR, EVM, EVD and EVC. Officer of
                                          of the Portfolio   190 investment companies managed by EVM or
                                            since 1998       BMR.

 Michelle A.             Treasurer         Since 2002(2)     Vice President of EVM and BMR. Officer of 84
 Alexander 8/25/69   of the Portfolio                        investment companies managed by EVM or BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and EVD. Officer of
 4/1/45                    Trust                             112 investment companies managed by EVM or
                                                             BMR.

 (1) Includes both master feeder and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Alexander served as Assistant Treasurer since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.